FRANKLIN TEMPLETON INVESTMENTS

One Franklin Parkway

San Mateo, CA 94403-1906

December 18, 2015

VIA EDGAR  TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

               RE:  Franklin Custodian Funds – Form N-14

File Nos.: 002-11346 and 811-00537

Dear Sir or Madam:

            In connection with the registration by Franklin Custodian Funds (the “Registrant”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (“1933 Act”), we are transmitting herewith the Registrant’s registration statement on Form N-14 (“Registration Statement”). This Registration Statement is being filed to register Class A, Class C, Class R and Advisor Class shares of the Franklin Growth Fund (the “Growth Fund”), a series of the Registrant, that will be issued to shareholders of the Franklin Large Cap Equity Fund (the “Large Cap Fund”), a series of Franklin Global Trust, in connection with the acquisition of substantially all of the assets of the Large Cap Fund by the Growth Fund, pursuant to the Agreement and Plan of Reorganization included in the Registration Statement, which will be voted on by shareholders of the Large Cap Fund at a meeting of shareholders to be held on March 2, 2016.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on January 18, 2016.  The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.  No filing fee is, therefore, due at this time.

If you have any questions or comments regarding this filing, please telephone me at (650) 312-3492, or in my absence, please contact Christy Chen (650) 312-3570.

Very truly yours,

/s/Navid Tofigh

Navid Tofigh

Vice President